Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Future aggregate minimum payments under non-cancellable operating leases
Not later than 1 year	$ 3,544	$ 3,330
Between 1 to 2 years	2,725	2,875
Between 2 to 3 years	1,232	2,132
Between 3 to 4 years	285	345
Between 4 to 5 years	52	161
Later than 5 years	4	17
Total minimum lease payments	7,842	8,860
Property, plant and equipment
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 2,248	$ 161